---------------------------------------------------

DIRECTORS                                    OFFICERS
Barton M. Biggs                              James W. Grisham
CHAIRMAN OF THE BOARD                        VICE PRESIDENT
  Chairman and Director, Morgan Stanley      Michael F. Klein
  Asset Management Inc. and Morgan Stanley   VICE PRESIDENT
  Asset Management Limited; Managing         Harold J. Schaaff,
  Director, Morgan Stanley & Co.             Jr.
  Incorporated; Director, Morgan Stanley     VICE PRESIDENT
  Group Inc.                                 Joseph P. Stadler
Frederick B. Whittemore                      VICE PRESIDENT
VICE-CHAIRMAN OF THE BOARD                   Valerie Y. Lewis
  Advisory Director, Morgan Stanley & Co.    SECRETARY
  Incorporated                               Karl O. Hartmann
Warren J. Olsen                              ASSISTANT SECRETARY
DIRECTOR AND PRESIDENT                       James R. Rooney
  Principal, Morgan Stanley Asset            TREASURER
  Management Inc. and Morgan Stanley & Co.   Joanna M. Haigney
  Incorporated                               ASSISTANT TREASURER
John D. Barrett II
Chairman and Director,
Barrett Associates, Inc.
Gerard E. Jones
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer, Rand
McNally
Samuel T. Reeves
Chairman of the Board and CEO, Pinacle
L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Bryan, Cave

------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

------------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                            GLOBAL EQUITY PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996

LETTER TO SHAREHOLDERS
-------

The Global Equity Portfolio is managed with the objective of obtaining a high total return by investing in markets worldwide, including the United States. Investments may also be made with discretion in smaller companies or emerging markets.

For the nine month period ended September 30, 1996, the Portfolio had a total return of 12.90% for the Class A shares and 12.23% for the Class B shares, as compared to a total return of 8.51% for the Morgan Stanley Capital International
(MSCI) World Index. The average annual total return for the twelve months ended September 30, 1996 and for the period from inception on July 15, 1992 through September 30, 1996 was 14.20% and 18.09%, respectively for the Class A shares, as compared to 13.67% and 12.86%, respectively for the Index.
PERFORMANCE COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX(1)
------------------------------------------------

                                        TOTAL RETURNS(2)
                            -----------------------------------------
                                                         AVERAGE
                                                         ANNUAL
                                           ONE            SINCE
                               YTD        YEAR          INCEPTION
                            ---------  -----------  -----------------
PORTFOLIO--CLASS A........      12.90%      14.20%          18.09%
PORTFOLIO--CLASS B(3).....      12.23         N/A             N/A
INDEX.....................       8.51       13.67           12.86

1. The MSCI World Index is an unmanaged index of common stocks and includes securities listed on the stock exchanges of the U.S., Europe, Canada, Australia, New Zealand and the Far East (assumes dividends reinvested).
2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.
3.  The Portfolio began offering Class B shares on January 2, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
------------------------------

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The outperformance relative to the benchmark for the nine months to September 1996 is due to a number of factors, principally stock selection in Japan, Italy, Spain, Germany and Switzerland, being underweight the Japanese market and being overweight the Netherlands, Spain and Ireland. Stock selection in France was the only major disappointment.

Equity markets in the developed world generally posted strong returns over the past nine months with the MSCI World Index up 8.5% in U.S. dollar terms. Again returns were bolstered by strength in the MSCI USA Index, up 14%, while the MSCI Europe 14 Index was up 10.5%. In contrast, the MSCI Japan Index, although up 3.1% in local currency, was down 4.5% in dollar terms.

After a superlative 1995, the U.S. market has again been driven by record equity mutual funds inflows ($159 billion year to date versus $130 billion in calendar
1995); continuing merger activity (particularly banking, telephone and media) and resilient corporate earnings as the economy enters its sixth year of expansion. Most importantly however, subdued inflation, despite above trend growth and low unemployment (5.1% in August), has allowed the Federal Reserve Board to avoid raising interest rates to date. In Europe the recovery has been patchy, with consumers wary as governments grapple with their desire to meet EMU criteria, despite already high unemployment in most member states. Markets in the Netherlands and Germany were generally strong with the respective MSCI indices up 14.4% and 7.9% in dollar terms. The Japanese economic recovery has also been gradual, boosted by government spending rather than domestic consumption, although there are signs that companies are beginning to take advantage of extremely low interest rates to increase their capital spending.

By most measures--price to book value, dividend yield, market capitalization to GDP etc.--the U.S equity market does seem fully valued, and with interest rates at lows in Europe and Japan, value stocks globally are undeniably more difficult to find. There is a risk following the U.S. election that the

Federal Reserve Board may be forced to raise rates if the economy's first half strength does not continue to abate. In terms of the Portfolio, the underweight position in Japan is expected to be maintained, given the lack of relative value there, which remains a risk should Japan experience a period of strong relative outperformance. This underweight position will continue to be offset in continental Europe where we expect to maintain an overweight position on value grounds, underpinned by an anticipated economic upswing in 1997 driven by the lower interest rate environment.

Frances Campion
PORTFOLIO MANAGER

October 1996

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1996

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
COMMON STOCKS (90.3%)
  AUSTRALIA (2.0%)
         50,000    Brambles Industries Ltd.             $     811
         55,000    CSR Ltd.                                   193
        189,160    Coles Myer Ltd.                            687
                                                        ---------
                                                            1,691
                                                        ---------
  CANADA (0.4%)
         22,900    Hudson's Bay Co.                           338
                                                        ---------
  FRANCE (4.2%)
         22,403    Banque Nationale de Paris                  849
          2,310    Bongrain S.A.                            1,052
         12,000    Credit Lyonnaise CDI                       311
          9,266    Elf Aquitaine S.A.                         725
         11,965    Valeo S.A.                                 660
                                                        ---------
                                                            3,597
                                                        ---------
  GERMANY (6.3%)
         30,000    BASF AG                                    935
         38,220    Bayer AG                                 1,395
          2,500    Karstadt AG                                860
          3,000    Mannesmann AG                            1,124
          2,764    Sinn AG                                    516
          2,225    Varta AG                                   415
            260    Volkswagen AG                               97
                                                        ---------
                                                            5,342
                                                        ---------
  HONG KONG (0.8%)
        220,000    Jardine Strategic Holdings, Inc.           700
                                                        ---------
  IRELAND (3.9%)
        776,965    Anglo Irish Bank Corp. plc                 847
        470,000    Avonmore Foods plc, Class A              1,280
        305,749    Green Property plc                       1,195
                                                        ---------
                                                            3,322
                                                        ---------
  ITALY (3.4%)
        624,000    Olivetti S.p.A.                            229
        500,000    Stet Di Risp (NCS)                       1,353
        700,000    Telecom Italia S.p.A. Di Risp
                    (NCS)                                   1,289
                                                        ---------
                                                            2,871
                                                        ---------
  JAPAN (10.1%)
            160    East Japan Railway Co.                     771
         65,000    Fuji Photo Film Ltd.                     1,975
         24,000    Hitachi Ltd.                               232
        110,000    Kao Corp.                                1,370
        162,000    Nichido Fire & Marine Insurance
                    Co.                                     1,135
         11,000    Sony Corp.                                 693
        100,000    Sumitomo Rubber Industries                 731
          5,000    TDK Corp.                                  310

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
         40,000    Toyo Seikan Kaisha Ltd.              $   1,308
                                                        ---------
                                                            8,525
                                                        ---------
  NETHERLANDS (4.8%)
         23,608    ABN Amro Holdings N.V.                   1,308
          2,188    Hollandsche Beton Groep N.V.               396
         40,397    ING Groep N.V.                           1,260
          9,500    Koninklijke Van Ommeren N.V.               372
         20,000    Philips Electronics N.V.                   722
                                                        ---------
                                                            4,058
                                                        ---------
  SPAIN (4.3%)
         59,500    Iberdrola S.A.                             577
         31,200    Repsol S.A.                              1,025
        112,300    Telefonica de Espana S.A.                2,086
                                                        ---------
                                                            3,688
                                                        ---------
  SWEDEN (0.7%)
         16,600    Skandia Forsakrings AB                     460
          7,700    Sparbenken Sverige AB, Class A             112
            770    Tornet Fastighets AB                         9
                                                        ---------
                                                              581
                                                        ---------
  SWITZERLAND (5.9%)
            500    Ascom Holdings AG (Bearer)                 518
            430    Bobst AG (Bearer)                          559
          1,000    Ciba-Geigy AG (Registered)               1,278
          1,400    Forbo Holding AG (Registered)              524
            525    Holderbank Financiere Glaris AG,
                    Class B                                   381
          1,400    Magazine Globus (Participating
                    Certificates)                             709
            900    Schweizerische
                    Industrie-Gesellschaft Holdings
                    (Registered)                            1,054
                                                        ---------
                                                            5,023
                                                        ---------
  UNITED KINGDOM (6.6%)
         28,500    Calor Group plc                            120
        298,700    Christian Salvesen plc                   1,496
        102,325    John Mowlem & Co. plc                      151
        113,400    Kwik Save Group plc                        548
        280,000    Matthews (Bernard) plc                     513
        653,333    Pentos plc                                  --
         61,700    Railtrack Group plc PP                     291
         68,060    Reckitt & Colman plc                       763
         73,902    Rolls-Royce plc                            277
         46,400    Unilever plc                               992
        132,000    WPP Group plc                              484
                                                        ---------
                                                            5,635
                                                        ---------

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  UNITED STATES (36.9%)
         20,550    Aluminum Company of America          $   1,212
         15,400    AMR Corp.                                1,226
         18,800    AT&T                                       982
         64,200    Bank of New York Co., Inc.               1,886
         30,500    Beazer Homes USA, Inc.                     438
         38,600    Browning-Ferris Industries, Inc.           965
        128,000    Cadiz Land Co., Inc.                       640
         22,000    Cadiz Land Co., Inc. (Restricted
                    Shares)                                   110
         87,500    Comsat Corp.                             1,980
         80,000    Data General Corp.                       1,120
        126,500    Egghead, Inc.                              759
         50,000    Enhance Financial Services Group,
                    Inc.                                    1,650
         38,000    Finova Group, Inc.                       2,280
        129,200    GenRad, Inc.                             2,148
          2,000    General Motors Corp.                        96
         16,000    Georgia Pacific Corp.                    1,266
         14,800    Greenfield Industries, Inc.                355
         22,100    Houghton Mifflin Co.                     1,041
         24,300    Lukens, Inc.                               443
         13,000    MBIA, Inc.                               1,115
         61,400    MCI Communications Corp.                 1,573
         14,300    Mellon Bank Corp.                          847
         26,100    Penncorp Financial Group, Inc.             842
         18,600    Philip Morris Cos., Inc.                 1,669
         12,000    Prime Retail, Inc.                         144
          8,802    Silicon Graphics, Inc.                     195
         13,100    Tecumseh Products Co., Class A             711
         17,000    United Asset Management, Inc.              402
         48,900    U.S. Order, Inc.                           581
         27,000    UST Corp.                                  456
         55,000    Waban, Inc.                              1,258
        157,000    WorldCorp, Inc.                            903
                                                        ---------
                                                           31,293
                                                        ---------
TOTAL COMMON STOCKS (Cost $64,226)                         76,664
                                                        ---------
PREFERRED STOCKS (1.0%)
  GERMANY (1.0%)
          3,000    Volkswagen AG (Cost $647)                  839
                                                        ---------
CONVERTIBLE PREFERRED STOCKS (0.0%)
  HONG KONG (0.0%)
         21,000    Jardine Strategic Holdings, Inc.,
                    IDR
                    7.50%, 5/07/97(Cost $22)                   23
                                                        ---------
TOTAL FOREIGN & U.S. SECURITIES (91.3%)
 (Cost $64,895)                                            77,526
                                                        ---------

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
SHORT-TERM INVESTMENT (8.4%)
  REPURCHASE AGREEMENT (8.4%)
$         7,115    Chase Securities, Inc. 5.40%,
                    dated 9/30/96, due 10/01/96, to
                    be repurchased at $7,116,
                    collateralized by $5,235 U.S.
                    Treasury Bonds, 10.625%, due
                    8/15/15, valued at $7,205 (Cost
                    $7,115)                             $   7,115
                                                        ---------
FOREIGN CURRENCY (0.1%)
      GBP     1    British Pound                                1
     ESP  5,556    Spanish Peseta                              43
                                                        ---------
TOTAL FOREIGN CURRENCY (Cost $44)                              44
                                                        ---------
TOTAL INVESTMENTS (99.8%) (Cost $72,054)                   84,685
                                                        ---------
OTHER ASSETS AND LIABILITIES (0.2%)
 Other Assets                                              15,103
 Liabilities                                              (14,937)
                                                        ---------
                                                              166
                                                        ---------
NET ASSETS (100%)                                         $84,851
                                                        ---------
                                                        ---------
CLASS A:
  NET ASSETS                                              $82,595
  NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE
    Applicable to 5,141,534 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                 $16.06
                                                        ---------
                                                        ---------
CLASS B:
  NET ASSETS                                               $2,256
  NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE
    Applicable to 140,794 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                 $16.02
                                                        ---------
                                                        ---------

----------------------------------

CDI           --      Certificate of Investment
IDR           --      International Depositary Receipt
NCS           --      Non Convertible Shares
PP            --      Partially Paid